UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

7/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Asset Backed & Securitized – 2.8%
Commercial Mortgage Acceptance Corp., FRN, 1.558%, 2030 (i)	$12,848,041	$624,722
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	2,000,000	1,426,809
Daimler Chrysler Auto Trust, “A2B”, FRN, 1.231%, 2011	1,744,585	1,745,678
Falcon Franchise Loan LLC, FRN, 3.311%, 2023 (i)(z)	8,668,227	478,486
Ford Credit Auto Owner Trust, 1.488%, 2010	1,359,253	1,361,390
Ford Credit Auto Owner Trust, FRN, 0.618%, 2010	57,811	57,809
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	2,360,000	2,382,342
Greenwich Capital Commercial Funding Corp., FRN, 5.916%, 2038	2,000,000	1,725,590
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	2,000,000	1,712,157
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	2,500,000	1,409,141
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.349%, 2043	4,380,726	2,674,955
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	2,795,895
Nationstar Home Equity Loan Trust, FRN, 0.415%, 2036	730,646	613,366
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,909,899
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	1,683,292

		$22,601,531

Broadcasting – 0.1%
WPP Finance, 8%, 2014	$812,000	$865,652

Building – 0.6%
CRH America, Inc., 6.95%, 2012	$3,275,000	$3,303,594
CRH PLC, 8.125%, 2018	1,160,000	1,166,846

		$4,470,440

Cable TV – 0.7%
Comcast Corp., 5.45%, 2010	$2,500,000	$2,603,055
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,851,114

		$5,454,169

Chemicals – 1.1%
Dow Chemical Co., 8.55%, 2019	$4,690,000	$5,145,376
PPG Industries, Inc., 5.75%, 2013	3,265,000	3,437,496

		$8,582,872

Computer Software – 0.5%
Oracle Corp., 3.75%, 2014	$3,940,000	$4,063,346

Conglomerates – 1.2%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,409,332
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,554,008
Textron Financial Corp., 5.125%, 2010	2,600,000	2,440,968

		$9,404,308

Consumer Products – 1.1%
Clorox Co., 5%, 2013	$2,750,000	$2,872,675
Hasbro, Inc., 6.125%, 2014	870,000	897,637
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,368,276
Whirlpool Corp., 8%, 2012	1,885,000	1,986,032

		$9,124,620

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,176,520

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,508,412

Emerging Market Quasi-Sovereign – 3.6%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$4,083,000	$4,134,037
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,356,487
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	726,000	736,079
Export-Import Bank of Korea, 5.875%, 2015	1,025,000	1,032,820

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Gaz Capital S.A., 8.125%, 2014 (z)	$2,908,000	$2,937,080
Pemex Project Funding Master Trust, 5.75%, 2018	949,000	934,765
Petrobras International Finance Co., 7.875%, 2019	3,554,000	3,946,006
Petroleos Mexicanos, 8%, 2019 (n)	776,000	874,940
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,355,041
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,467,000	1,545,160
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,921,000	2,091,548
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	1,971,000	2,014,332
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	1,584,000	1,646,205
Russian Agricultural Bank, 7.125%, 2014 (n)	200,000	199,180
TDIC Finance Ltd., 6.5%, 2014 (n)	3,390,000	3,498,772

		$28,302,452

Emerging Market Sovereign – 2.6%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$3,104,000	$3,317,065
Federative Republic of Brazil, 11%, 2040	622,000	813,265
Republic of Argentina, 0%, 2009	178,193	176,813
Republic of Argentina, FRN, 1.683%, 2012	517,200	358,565
Republic of Panama, 7.25%, 2015	1,835,000	2,000,150
Republic of Panama, 9.375%, 2029	1,486,000	1,872,360
Republic of Peru, 9.875%, 2015	647,000	795,810
Republic of Peru, 7.125%, 2019	362,000	392,408
Republic of Peru, 7.35%, 2025	415,000	448,823
Republic of Poland, 6.375%, 2019	1,930,000	1,999,094
Republic of South Africa, 6.875%, 2019	155,000	169,338
State of Israel, 5.125%, 2014	5,000,000	5,371,245
State of Qatar, 5.15%, 2014 (n)	1,832,000	1,893,830
State of Qatar, 6.55%, 2019 (n)	1,174,000	1,232,700

		$20,841,466

Energy - Independent – 1.1%
Anadarko Finance Co., 6.75%, 2011	$3,030,000	$3,213,788
EnCana Corp., 6.5%, 2019	2,110,000	2,378,164
Talisman Energy, Inc., 7.75%, 2019	480,000	561,421
XTO Energy, Inc., 5.75%, 2013	2,666,000	2,844,275

		$8,997,648

Energy - Integrated – 1.7%
BP Capital Markets PLC, 5.25%, 2013	$3,150,000	$3,451,474
ConocoPhillips, 5.75%, 2019	2,220,000	2,432,390
Hess Corp., 8.125%, 2019	1,230,000	1,471,985
Husky Energy, Inc., 5.9%, 2014	2,755,000	2,961,460
Petro-Canada, 5%, 2014	2,140,000	2,203,911
Petro-Canada, 6.05%, 2018	904,000	931,752

		$13,452,972

Financial Institutions – 1.3%
General Electric Capital Corp., 4.8%, 2013	$2,120,000	$2,161,181
HSBC Finance Corp., 4.125%, 2009	3,571,000	3,591,655
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,183,468

		$9,936,304

Food & Beverages – 3.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$4,080,000	$4,765,428
Brown-Forman Corp., 5.2%, 2012	4,600,000	4,862,568
Conagra Foods, Inc., 7%, 2019	800,000	924,992
Diageo Capital PLC, 5.125%, 2012	3,900,000	4,079,950
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	560,000	618,864
Kellogg Co., 6.6%, 2011	4,370,000	4,700,280

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
Kraft Foods, Inc., 6.75%, 2014		$1,390,000	$1,561,912
Kraft Foods, Inc., 6.125%, 2018		1,310,000	1,436,166
Miller Brewing Co., 5.5%, 2013 (n)		1,630,000	1,691,844
SABMiller PLC, 6.2%, 2011 (n)		2,800,000	2,973,673

			$27,615,677

Food & Drug Stores – 0.8%
CVS Caremark Corp., 4%, 2009		$3,190,000	$3,201,844
CVS Caremark Corp., 6.6%, 2019		350,000	390,882
CVS Caremark Corp., FRN, 0.967%, 2010		2,680,000	2,671,185

			$6,263,911

Industrial – 1.2%
Duke University Taxable Bonds, “A”, 4.2%, 2014		$1,900,000	$1,989,053
Johns Hopkins University, 5.25%, 2019		4,350,000	4,492,288
Princeton University, 4.95%, 2019		2,860,000	2,956,868

			$9,438,209

Insurance – 2.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$150,000	$94,500
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	4,936,915
Metropolitan Life Global Funding, 5.125%, 2013 (n)		1,705,000	1,738,345
Metropolitan Life Global Funding, 5.125%, 2014 (n)		1,020,000	1,024,542
New York Life Global Funding, 4.65%, 2013 (n)		6,000,000	6,157,398
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,503,996
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,271,151

			$18,726,847

Insurance - Property & Casualty – 0.3%
ACE INA Holdings, Inc., 5.9%, 2019		$970,000	$1,025,429
Allstate Corp., 7.45%, 2019		1,330,000	1,502,864

			$2,528,293

International Market Quasi-Sovereign – 6.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	$3,104,955
Commonwealth Bank of Australia, 2.4%, 2012 (n)		$2,410,000	2,444,993
Eksportfinans A.S.A., 5.125%, 2011		3,780,000	4,020,457
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,588,583
Electricité de France, 5.5%, 2014 (n)		$4,750,000	5,169,240
ING Bank N.V., 3.9%, 2014 (n)		6,650,000	6,790,913
LeasePlan Corp. N.V., 3%, 2012 (n)		1,640,000	1,660,849
National Australia Bank Ltd., 2.55%, 2012 (n)		2,410,000	2,430,020
Royal Bank of Scotland PLC, FRN, 1.159%, 2012 (n)		5,254,000	5,290,368
SBAB, 3.125%, 2012 (n)		5,260,000	5,367,650
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		5,315,000	5,376,813
Westpac Banking Corp., 3.25%, 2011 (n)		2,400,000	2,473,392
Westpac Banking Corp., 3.45%, 2014 (z)		2,015,000	1,994,343

			$49,712,576

International Market Sovereign – 21.3%
Federal Republic of Germany, 3.75%, 2015	EUR	8,717,000	$13,154,388
Federal Republic of Germany, 4.25%, 2018		2,247,000	3,462,895
Government of Canada, 4.5%, 2015	CAD	3,864,000	3,902,846
Government of Canada, 5.75%, 2033		704,000	820,705
Government of Japan, 1.5%, 2012	JPY	2,077,000,000	22,640,826
Government of Japan, 1.3%, 2014		978,000,000	10,604,269
Government of Japan, 1.7%, 2017		2,201,000,000	24,294,830
Kingdom of Belgium, 5.5%, 2017	EUR	3,200,000	5,199,720
Kingdom of Netherlands, 3.75%, 2014		1,389,000	2,081,005
Kingdom of Spain, 5.35%, 2011		1,919,000	2,959,787

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Spain, 4.6%, 2019		$2,750,000	$4,166,306
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,397,874
Republic of Austria, 4.65%, 2018	EUR	2,460,000	3,767,451
Republic of France, 5%, 2016		10,914,000	17,466,426
Republic of Greece, 3.6%, 2016		1,490,000	2,116,178
Republic of Ireland, 4.6%, 2016		2,179,000	3,208,837
Republic of Italy, 5.25%, 2017		11,975,000	18,983,667
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	12,226,725
United Kingdom Treasury, 8%, 2015		7,664,000	16,300,183

			$168,754,918

Local Authorities – 1.7%
California (Build America Bonds), 7.55%, 2039		$3,265,000	$3,375,161
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		2,780,000	2,764,126
Province of Ontario, 2.625%, 2012		1,300,000	1,327,628
Province of Ontario, 4.75%, 2016		6,000,000	6,313,668

			$13,780,583

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$503,594

Major Banks – 3.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$1,180,000
Bank of America Corp., 4.9%, 2013		4,300,000	4,323,598
Bank of America Corp., 7.375%, 2014		200,000	217,862
Credit Suisse (USA), Inc., 5.125%, 2015		2,000,000	2,079,328
Credit Suisse New York, 5.5%, 2014		2,330,000	2,478,076
Goldman Sachs Group, Inc., 6%, 2014		1,990,000	2,156,340
Goldman Sachs Group, Inc., 7.5%, 2019		1,427,000	1,671,237
Groupe BPCE S.A., 10%, 2049 (n)		2,556,000	2,811,600
Kookmin Bank, 7.25%, 2014 (n)		2,100,000	2,253,250
Merrill Lynch & Co., Inc., 6.15%, 2013		2,190,000	2,249,432
Morgan Stanley, 6.75%, 2011		1,800,000	1,903,928
Morgan Stanley, 6%, 2014		2,330,000	2,486,914
Morgan Stanley, 6.625%, 2018		1,532,000	1,630,472
SG Capital Trust I, 7.875% to 2010, FRN to 2049		375,000	475,694
Wells Fargo & Co., FRN, 0.61%, 2011		2,250,000	2,222,341

			$30,140,072

Metals & Mining – 0.5%
Rio Tinto Finance USA Ltd., 5.875%, 2013		$3,690,000	$3,908,433

Mortgage Backed – 13.9%
Fannie Mae, 4.56%, 2010		$1,363,465	$1,407,319
Fannie Mae, 6.022%, 2010		6,800,000	7,124,302
Fannie Mae, 4.755%, 2011		4,438,110	4,536,858
Fannie Mae, 4.845%, 2013		1,988,680	2,094,824
Fannie Mae, 4.609%, 2014		2,880,746	3,011,759
Fannie Mae, 4.84%, 2014		3,317,509	3,491,458
Fannie Mae, 5.412%, 2014		1,900,648	2,043,173
Fannie Mae, 4.62%, 2015		932,812	970,464
Fannie Mae, 4.921%, 2015		1,870,979	1,975,884
Fannie Mae, 4%, 2016		1,797,913	1,833,874
Fannie Mae, 5.395%, 2016		1,342,978	1,440,009
Fannie Mae, 5.423%, 2016		2,391,027	2,581,522
Fannie Mae, 6%, 2016 - 2029		4,141,476	4,301,053
Fannie Mae, 5.32%, 2017		1,028,845	1,098,205
Fannie Mae, 5.5%, 2017 - 2035		15,573,644	16,276,875
Fannie Mae, 5%, 2018 - 2025		6,513,345	6,783,319

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 4.5%, 2019	6,633,299	$6,911,822
Fannie Mae, 6.5%, 2031	4,330,855	4,697,085
Freddie Mac, 5.5%, 2017 - 2026	10,258,022	10,731,241
Freddie Mac, 6%, 2017 - 2034	1,709,918	1,818,888
Freddie Mac, 5%, 2019 - 2027	10,314,055	10,647,133
Freddie Mac, 4%, 2024	485,416	489,903
Ginnie Mae, 6%, 2033 - 2036	4,389,387	4,625,121
Ginnie Mae, 5.612%, 2058	4,604,013	4,778,090
Ginnie Mae, 6.36%, 2058	4,376,636	4,642,995

		$110,313,176

Natural Gas - Distribution – 0.5%
EQT Corp., 8.125%, 2019	$3,360,000	$3,790,184

Natural Gas - Pipeline – 0.3%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$393,719
Enterprise Products Partners LP, 4.95%, 2010	2,214,000	2,253,033

		$2,646,752

Network & Telecom – 2.5%
AT&T, Inc., 4.95%, 2013	$2,700,000	$2,852,083
British Telecommunications PLC, 5.15%, 2013	943,000	971,149
Deutsche Telekom International Finance B.V., 8.5%, 2010	2,330,000	2,454,315
France Telecom S.A., 7.75%, 2011	2,330,000	2,533,290
Telecom Italia Capital, 4.875%, 2010	3,000,000	3,062,307
Telefonica S.A., 5.877%, 2019	2,940,000	3,224,289
Verizon Communications, Inc, 5.25%, 2013	3,260,000	3,495,786
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,355,555

		$19,948,774

Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$2,960,000	$3,580,123

Other Banks & Diversified Financials – 3.0%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,547,793
Capital One Financial Corp., 8.8%, 2019	2,470,000	2,679,211
Citigroup, Inc., 5.5%, 2013	8,000,000	7,905,936
Eurohypo AG, 5.125%, 2016	3,140,000	2,808,859
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,161,913
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,000,000	2,475,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,220,000
Woori America Bank, 7%, 2015 (z)	1,026,000	1,072,170

		$23,870,882

Pharmaceuticals – 2.5%
GlaxoSmithKline Capital, Inc., 4.85%, 2013	$2,114,000	$2,243,356
Novartis AG, 4.125%, 2014	1,670,000	1,741,653
Pfizer, Inc., 6.2%, 2019	4,740,000	5,362,898
Roche Holdings, Inc., 6%, 2019 (n)	5,800,000	6,432,252
Wyeth, 6.95%, 2011	3,730,000	4,031,727

		$19,811,886

Pollution Control – 0.4%
Allied Waste North America, Inc., 7.125%, 2016	$3,400,000	$3,510,500

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$407,784

Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 6.5%, 2018	$1,880,000	$1,892,115

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – 0.1%
Simon Property Group, Inc., REIT, 6.75%, 2014	$603,000	$623,746

Retailers – 1.8%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,832,403
Home Depot, Inc., FRN, 0.749%, 2009	3,600,000	3,596,681
Macy’s Retail Holdings, Inc., 8.875%, 2015	2,670,000	2,765,127
Staples, Inc., 9.75%, 2014	2,330,000	2,729,644
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,428,177

		$14,352,032

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$314,287

Supranational – 1.7%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,827,379
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,322,950
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,018,318

		$13,168,647

Telecommunications - Wireless – 1.3%
AT&T Wireless Services, Inc., 7.875%, 2011	$1,000,000	$1,083,483
Rogers Communications, Inc., 6.8%, 2018	4,950,000	5,667,948
Vodafone Group PLC, 7.75%, 2010	3,680,000	3,794,886

		$10,546,317

Tobacco – 0.8%
Lorillard Tobacco Co., 8.125%, 2019	$1,252,000	$1,369,828
Philip Morris International, Inc., 4.875%, 2013	4,620,000	4,880,988

		$6,250,816

U.S. Government Agencies and Equivalents – 4.2%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,137,332
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,471,822
Small Business Administration, 6.35%, 2021	1,911,950	2,050,614
Small Business Administration, 6.34%, 2021	1,460,187	1,566,272
Small Business Administration, 6.44%, 2021	1,280,003	1,376,195
Small Business Administration, 6.625%, 2021	1,743,420	1,882,119
Small Business Administration, 5.34%, 2021	3,725,202	3,916,395
Small Business Administration, 4.93%, 2024	1,687,109	1,759,219
Small Business Administration, 5.36%, 2025	2,091,893	2,220,068
Small Business Administration, 5.39%, 2025	1,501,809	1,591,725
U.S. Department of Housing & Urban Development, 7.198%, 2009	6,000,000	6,000,000

		$32,971,761

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 10.625%, 2015 (f)	$1,190,000	$1,701,607

Utilities - Electric Power – 3.5%
Consumers Energy Co., 6.7%, 2019	$880,000	$995,973
Duke Energy Corp., 5.65%, 2013	1,800,000	1,917,850
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,334,210
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,385,311
ELETROBRAS S.A., 6.875%, 2019 (z)	150,000	151,687
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,440,106
Exelon Generation Co. LLC, 6.95%, 2011	2,250,000	2,406,256
Georgia Power Co., 6%, 2013	1,350,000	1,495,314
HQI Transelec Chile S.A., 7.875%, 2011	2,926,000	3,069,512
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,661,018
Oncor Electric Delivery Co., 5.95%, 2013	3,570,000	3,841,734

		$27,698,971

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.8%
Keyspan Corp., 7.625%, 2010	$3,880,000	$4,119,245
Sempra Energy, 7.95%, 2010	2,290,000	2,366,026

		$6,485,271

Total Bonds		$786,041,456

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	848,023	$848,023

Total Investments		$786,889,479

Other Assets, Less Liabilities – 0.8%		6,311,872

Net Assets – 100.0%		$793,201,351

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $126,717,949, representing 16.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ELETROBRAS S.A., 6.875%, 2019	7/23/09	$148,668	$151,687
Falcon Franchise Loan LLC, FRN, 3.311%, 2023	1/18/02	555,179	478,486
Gaz Capital S.A., 8.125%, 2014	7/22/09	2,908,000	2,937,080
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,000,000	1,909,899
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	1,966,408	2,014,332
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09	1,579,169	1,646,205
Westpac Banking Corp., 3.45%, 2014	7/21/09	2,010,607	1,994,343
Woori America Bank, 7%, 2015	7/27/09	1,021,670	1,072,170

Total Restricted Securities			$12,204,202
% of Net Assets			1.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$34,673,368	$—	$34,673,368
Non-U.S. Sovereign Debt	—	280,780,059	—	280,780,059
Corporate Bonds	—	242,889,185		242,889,185
Residential Mortgage-Backed Securities	—	110,926,542	—	110,926,542
Commercial Mortgage-Backed Securities	—	16,440,946	—	16,440,946
Asset-Backed Securities (including CDOs)	—	5,547,219	—	5,547,219
Foreign Bonds	—	94,784,137	—	94,784,137
Mutual Funds	848,023	—	—	848,023

Total Investments	$848,023	$786,041,456	$—	$786,889,479

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 7/31/09 - continued

Investment Valuations - continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(16,001)	$—	$—	$(16,001)
Swaps	—	(23,108)	—	(23,108)
Forward Currency Contracts	—	(572,382)	—	(572,382)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$757,998,105

Gross unrealized appreciation	$41,601,297
Gross unrealized depreciation	(12,709,923)

Net unrealized appreciation (depreciation)	$28,891,374

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	UBS AG	380,510	8/17/09	$336,051	$353,238	$17,187
BUY	EUR	Merrill Lynch International Bank	1,389,613	9/17/09	1,968,915	1,980,748	11,833
SELL	JPY	JPMorgan Chase Bank	7,652,004,239	10/15/09	82,854,250	80,921,769	1,932,481

							$1,961,501

Liability Derivatives
SELL	CAD	UBS AG	8,620,203	8/17/09	$7,374,881	$8,002,357	$(627,476)
SELL	EUR	JPMorgan Chase Bank	39,473,186	9/17/09	55,587,916	56,264,888	(676,972)
SELL	EUR	UBS AG	13,478,915	9/17/09	18,992,600	19,212,780	(220,180)
SELL	GBP	Barclays Bank PLC	7,746,739	10/15/09	12,551,266	12,938,631	(387,365)
SELL	GBP	Deutsche Bank AG	7,746,739	10/15/09	12,554,985	12,938,631	(383,646)
BUY	JPY	UBS AG	2,066,395,847	10/15/09	21,976,388	21,852,629	(123,759)
SELL	SEK	UBS AG	9,536,157	8/31/09	1,207,215	1,321,700	(114,485)

							$(2,533,883)

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 7/31/09 - continued

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	88	$10,320,750	Sep-09	$7,254
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	15	$3,248,672	Sep-09	$(23,255)
Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
3/20/14	USD	1,820,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	$(23,108)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	143,632,008	(142,783,985)	848,023

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,991	$848,023

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2009, are as follows:

United States	53.8%
Japan	7.3%
United Kingdom	6.7%
France	4.3%
Canada	4.1%
Germany	3.5%
Italy	3.1%
Australia	2.0%
Netherlands	1.8%
Other Countries	13.4%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.